19. Income Taxes: Schedule of Deductible Temporary Differences (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule of Deductible Temporary Differences
	2023	2022	2021
	$	$	$
Non-capital losses carried forward	5,226,507	1,110,151	300,805
Exploration and evaluation assets	(100,081)	(100,058)	(109,447)
Other items	493,493	660,396	15,278
	5,619,919	1,670,489	206,636